Amplify TLT U.S. Treasury 12% Option Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 76.6%	Shares		Value
iShares 20+ Year Treasury Bond ETF (a)(b)	194,753		$ 16,830,554
TOTAL EXCHANGE TRADED FUNDS (Cost $17,490,679)			16,830,554

U.S. TREASURY SECURITIES - 23.0%	Par		Value
United States Treasury Note/Bond, 4.25%, 08/15/2054	5,638,000		5,057,792
TOTAL U.S. TREASURY SECURITIES (Cost $5,271,492)			5,057,792

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (c)	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (d)	10,321		10,321
TOTAL MONEY MARKET FUNDS (Cost $10,321)			10,321

TOTAL INVESTMENTS - 99.6% (Cost $22,772,492)			21,898,667
Other Assets in Excess of Liabilities - 0.4%		0.00353	77,567
TOTAL NET ASSETS - 100.0%			$ 21,976,234

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Amplify TLT U.S. Treasury 12% Option Income ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
iShares 20+ Year Treasury Bond ETF, Expiration: 07/02/2026; Exercise Price: $87.30 (b)(c)	$ (16,765,480)	(1,940)	$ (7,197)
TOTAL WRITTEN OPTIONS (Premiums received $44,619)			$ (7,197)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$ 16,830,554	$ –	$ –	$ 16,830,554
U.S. Treasury Securities	–	5,057,792	–	5,057,792
Money Market Funds	10,321	–	–	10,321
Total Investments	$ 16,840,875	$ 5,057,792	$ –	$ 21,898,667

Liabilities:
Investments:
Written Options	$ –	$ (7,197)	$ –	$ (7,197)
Total Investments	$ –	$ (7,197)	$ –	$ (7,197)

Refer to the Schedule of Investments for further disaggregation of investment categories.